Borrowings (Schedule of Maturities of Long Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt By Maturity [Abstract]
2013	$ 23,727
2014	34,469
2015	31,567
2016	36,429
2017	148,942
2018 and thereafter	24,575
Total	$ (299,709)	$ (326,050)